STOCK COMPENSATION PLAN - Summary of Stock Options (Detail) - Nogin Inc [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	137,421	53,200
Ending balance	163,444	137,421	53,200
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance	221,060	54,470	54,470
Granted	0	191,590	0
Exercised	0	0	0
Forfeited / Terminated	(25,000)	(25,000)	0
Ending balance	196,060	221,060	54,470